Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Nonvested Share Activity [Table Text Block]

A summary of non-vested share units activity is as follows:

	2006 Incentive Plan		2009 Incentive Plan
	Shares	Weighted average grant-date fair value	Shares	Weighted average grant-date fair value
Balance as of January 1, 2012	388,653	6.36	1,952,861	7.18
Vested	(155,460)	6.36	(559,462)	7.01
Balance as of June 30, 2012	233,193	6.36	1,393,399	7.25

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of share activity is as follows:

	2009 Incentive Plan
	Shares	Weighted average grant-date fair value
		USD
Balance as of January 1, 2012	640,000	6.34
Vested	-	-
Balance as of June 30, 2012	640,000	6.34